Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 6,135	$ 8,280
Restricted deposits	34	47
Trade receivables	657	162
Other receivables	584	553
Inventory	935	95
Assets held for sale (Rotem1)	240
TOTAL CURRENT ASSETS	8,585	9,137
NON-CURRENT ASSETS:
Cash and cash equivalents – long term	373
Restricted deposits	85	179
Right-of-use assets, net	1,462	3,018
Property, plant and equipment:
Plant and equipment, net	1,193	1,583
Advances to equipment supplier	685
Rotem 1 project		679
Total property, plant and equipment	1,878	2,262
TOTAL NON-CURRENT ASSETS	3,798	5,459
TOTAL ASSETS	12,383	14,596
CURRENT LIABILITIES:
Short-term bank credit and loans		5
Trade payables	246	264
Deferred revenue	418	1,095
Other payables	1,114	1,582
Provisions	8	215
Current maturities of liabilities for royalties	260	41
Current maturities of lease liabilities	606	954
TOTAL CURRENT LIABILITIES	2,652	4,156
NON-CURRENT LIABILITIES:
European Investment Bank (“EIB”) loan	3,965
Lease liabilities	959	2,448
Liability for share options		213
Liability for royalties	2,143	2,236
TOTAL NON-CURRENT LIABILITIES	7,067	4,897
PLEDGES, GUARANTEES, COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	9,719	9,053
Share capital	88	79
Share premium	52,502	45,648
Receipts on account of warrants	1,487	1,176
Capital reserve from transactions with controlling shareholders	54,061	54,061
Capital reserve on share-based payments	2,861	1,318
Foreign currency cumulative translation reserve	(1,582)	(1,053)
Accumulated deficit	(106,753)	(95,686)
TOTAL EQUITY	2,664	5,543
TOTAL LIABILITIES AND EQUITY	$ 12,383	$ 14,596